October 15, 1996
                        THE DREYFUS/LAUREL FUNDS TRUST--
                           DREYFUS CORE VALUE FUND--
                                INVESTOR SHARES
                                CLASS R SHARES
                           SUPPLEMENT TO PROSPECTUS
                              DATED MAY 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Investor shares or Class R shares of the Fund in your name is as follows:
                                 DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
                                                                    312s101596




                                                              October 15, 1996
                        THE DREYFUS/LAUREL FUNDS TRUST--
                             DREYFUS CORE VALUE FUND
                              INSTITUTIONAL SHARES
                             SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Institutional shares of the Fund in your name is as follows:
                                 DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
                                                                    392s101596






                                                              October 15, 1996
                        THE DREYFUS/LAUREL FUNDS TRUST--
                          DREYFUS SPECIAL GROWTH FUND
                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Investor or Class R shares of the Fund in your name is as follows:
                                 DDA# 044210
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
                                                                    322s101596




                                                              October 15, 1996
                        THE DREYFUS/LAUREL FUNDS TRUST-
                PREMIER LIMITED TERM GOVERNMENT SECURITIES FUND
                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                                   DDA# 044350
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES THE INFORMATION CONTAINED IN THE THIRD PARAGRAPH IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND."
        The Fund is managed by Arthur J. MacBride, III, a portfolio manager of The Dreyfus Corporation since October 17, 1994 and an officer of Mellon Bank, N.A. Mr. MacBride also serves as a Director of Fixed Income of The Boston Company Advisors, Inc. Prior to joining The Boston Company Advisors, Inc. in 1988, Mr. MacBride was a Principal and the National Sales Manager at Manufacturers Hanover Securities Corporation, where he was responsible for the sale of all fixed income securities. Previously, he did corporate finance/underwriting work in both the U.S. and Europe. In London and Toronto, he worked extensively on the Eurobond Market

                          (CONTINUED ON REVERSE SIDE)
(coupon and currency swaps). Mr. MacBride is a graduate from Franklin and Marshall College and holds a MBA from Fordham University.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES -- CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
                                                                   PLG/s101596




                                                              October 15, 1996
                         THE DREYFUS/LAUREL FUNDS TRUST--
                           PREMIER MANAGED INCOME FUND
                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                                   DDA# 044350
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES -- CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
                                                                349/749s101596